Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000350181
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011

Retail Shares | AllianceBernstein Global Thematic Growth Fund
ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 50 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 113 of the Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein Global Thematic Growth Fund (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none	[1]	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[2],[1]	1.00%	[3]	none
Exchange Fee	none	none	[1]	none		none
[1]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein Global Thematic Growth Fund	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent	0.33%	0.43%	0.37%	0.32%
Other Expenses	0.11%	0.11%	0.11%	0.11%
Total Other Expenses	0.44%	0.54%	0.48%	0.43%
Total Annual Fund Operating Expenses	1.50%	2.30%	2.24%	1.19%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein Global Thematic Growth Fund (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	571	633	327	121
After 3 Years	879	918	700	378
After 5 Years	1,209	1,230	1,200	654
After 10 Years	2,139	2,435	2,575	1,443

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - Retail Shares AllianceBernstein Global Thematic Growth Fund (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	571	233	227	121
After 3 Years	879	718	700	378
After 5 Years	1,209	1,230	1,200	654
After 10 Years	2,139	2,435	2,575	1,443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 164% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund pursues opportunistic growth by investing in a global universe of companies in multiple industries that may benefit from innovation.

The Adviser employs a combination of "top-down" and "bottom-up" investment processes with the goal of identifying the most attractive securities worldwide, fitting into broader themes, which are developments that have broad effects across industries and companies. Drawing on the global fundamental and quantitative research capabilities of the Adviser, and its economists' macro-economic insights, the Adviser seeks to identify long-term economic or business trends that will affect multiple industries. The Adviser will assess the effects of these trends, in the context of the business cycle, on entire industries and on individual companies. Through this process, the Adviser intends to identify key investment themes, which will be the focus of the Fund's investments and which are expected to change over time based on the Adviser's research.

In addition to this "top-down" thematic approach, the Adviser will also use a "bottom-up" analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management. The Adviser normally considers a universe of approximately 2,600 mid- to large-capitalization companies worldwide for investment.

The Fund invests in securities issued by U.S. and non-U.S. companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund invests in both developed and emerging market countries. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The percentage of the Fund's assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. Investments in new, smaller or less-seasoned companies may offer more reward but may also entail more risk than is generally true of larger, established companies. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities, REITs and zero-coupon bonds. Normally, the Fund invests in about 60-80 companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

IN NOVEMBER 2008, THE FUND IMPLEMENTED ITS CURRENT INVESTMENT OBJECTIVE AND POLICIES (PREVIOUSLY IT HAD INVESTED PRIMARILY IN TECHNOLOGY COMPANIES) AND ALSO CHANGED ITS NAME AND PORTFOLIO MANAGEMENT TEAM. ACCORDINGLY, THE PERFORMANCE SHOWN BELOW FOR PERIODS PRIOR TO NOVEMBER 2008 MAY NOT BE REPRESENTATIVE OF THE FUND'S PERFORMANCE UNDER ITS CURRENT INVESTMENT POLICIES.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -25.99%.
                                                     Calendar Year End (%)

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 34.39%, 4TH QUARTER, 2001; AND WORST QUARTER WAS DOWN -35.31%, 3RD QUARTER, 2001.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein Global Thematic Growth Fund		1 YEAR	5 YEARS	10 YEARS
CLASS A SHARES	[1]	13.40%	4.59%	(1.90%)
CLASS A SHARES Return After Taxes on Distributions	[1]	13.44%	4.54%	(1.92%)
CLASS A SHARES Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.79%	3.94%	(1.60%)
CLASS B SHARES		13.49%	4.66%	(2.08%)
CLASS C SHARES		16.56%	4.73%	(2.19%)
ADVISOR CLASS SHARES		18.78%	5.82%	(1.17%)
MSCI AC World Index (Net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)		12.67%	3.44%	3.20%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Retail Shares | AllianceBernstein Global Thematic Growth Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.33%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
After 1 Year	rr_ExpenseExampleYear01	571
After 3 Years	rr_ExpenseExampleYear03	879
After 5 Years	rr_ExpenseExampleYear05	1,209
After 10 Years	rr_ExpenseExampleYear10	2,139
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	571
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	879
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,209
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,139
Annual Return 2001	rr_AnnualReturn2001	(25.88%)
Annual Return 2002	rr_AnnualReturn2002	(42.95%)
Annual Return 2003	rr_AnnualReturn2003	41.67%
Annual Return 2004	rr_AnnualReturn2004	4.93%
Annual Return 2005	rr_AnnualReturn2005	4.97%
Annual Return 2006	rr_AnnualReturn2006	8.12%
Annual Return 2007	rr_AnnualReturn2007	20.29%
Annual Return 2008	rr_AnnualReturn2008	(45.43%)
Annual Return 2009	rr_AnnualReturn2009	55.54%
Annual Return 2010	rr_AnnualReturn2010	18.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.31%)
1 YEAR	rr_AverageAnnualReturnYear01	13.40%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	4.59%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	(1.90%)	[1]
Retail Shares | AllianceBernstein Global Thematic Growth Fund | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.44%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	4.54%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	(1.92%)	[1]
Retail Shares | AllianceBernstein Global Thematic Growth Fund | CLASS A SHARES | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	8.79%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	3.94%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	(1.60%)	[1]
Retail Shares | AllianceBernstein Global Thematic Growth Fund | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2],[3]
Exchange Fee	rr_ExchangeFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.43%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
After 1 Year	rr_ExpenseExampleYear01	633
After 3 Years	rr_ExpenseExampleYear03	918
After 5 Years	rr_ExpenseExampleYear05	1,230
After 10 Years	rr_ExpenseExampleYear10	2,435
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,435
1 YEAR	rr_AverageAnnualReturnYear01	13.49%
5 YEARS	rr_AverageAnnualReturnYear05	4.66%
10 YEARS	rr_AverageAnnualReturnYear10	(2.08%)
Retail Shares | AllianceBernstein Global Thematic Growth Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.37%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
After 1 Year	rr_ExpenseExampleYear01	327
After 3 Years	rr_ExpenseExampleYear03	700
After 5 Years	rr_ExpenseExampleYear05	1,200
After 10 Years	rr_ExpenseExampleYear10	2,575
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,575
1 YEAR	rr_AverageAnnualReturnYear01	16.56%
5 YEARS	rr_AverageAnnualReturnYear05	4.73%
10 YEARS	rr_AverageAnnualReturnYear10	(2.19%)
Retail Shares | AllianceBernstein Global Thematic Growth Fund | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.32%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
After 1 Year	rr_ExpenseExampleYear01	121
After 3 Years	rr_ExpenseExampleYear03	378
After 5 Years	rr_ExpenseExampleYear05	654
After 10 Years	rr_ExpenseExampleYear10	1,443
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	654
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
1 YEAR	rr_AverageAnnualReturnYear01	18.78%
5 YEARS	rr_AverageAnnualReturnYear05	5.82%
10 YEARS	rr_AverageAnnualReturnYear10	(1.17%)
Retail Shares | AllianceBernstein Global Thematic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 50 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 113 of the Funds' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 164% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	164.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues opportunistic growth by investing in a global universe of companies in multiple industries that may benefit from innovation.

The Adviser employs a combination of "top-down" and "bottom-up" investment processes with the goal of identifying the most attractive securities worldwide, fitting into broader themes, which are developments that have broad effects across industries and companies. Drawing on the global fundamental and quantitative research capabilities of the Adviser, and its economists' macro-economic insights, the Adviser seeks to identify long-term economic or business trends that will affect multiple industries. The Adviser will assess the effects of these trends, in the context of the business cycle, on entire industries and on individual companies. Through this process, the Adviser intends to identify key investment themes, which will be the focus of the Fund's investments and which are expected to change over time based on the Adviser's research.

In addition to this "top-down" thematic approach, the Adviser will also use a "bottom-up" analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management. The Adviser normally considers a universe of approximately 2,600 mid- to large-capitalization companies worldwide for investment.

The Fund invests in securities issued by U.S. and non-U.S. companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund invests in both developed and emerging market countries. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The percentage of the Fund's assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. Investments in new, smaller or less-seasoned companies may offer more reward but may also entail more risk than is generally true of larger, established companies. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities, REITs and zero-coupon bonds. Normally, the Fund invests in about 60-80 companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

IN NOVEMBER 2008, THE FUND IMPLEMENTED ITS CURRENT INVESTMENT OBJECTIVE AND POLICIES (PREVIOUSLY IT HAD INVESTED PRIMARILY IN TECHNOLOGY COMPANIES) AND ALSO CHANGED ITS NAME AND PORTFOLIO MANAGEMENT TEAM. ACCORDINGLY, THE PERFORMANCE SHOWN BELOW FOR PERIODS PRIOR TO NOVEMBER 2008 MAY NOT BE REPRESENTATIVE OF THE FUND'S PERFORMANCE UNDER ITS CURRENT INVESTMENT POLICIES.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -25.99%.
                                                     Calendar Year End (%)

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 34.39%, 4TH QUARTER, 2001; AND WORST QUARTER WAS DOWN -35.31%, 3RD QUARTER, 2001.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein Global Thematic Growth Fund | MSCI AC World Index (Net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	12.67%
5 YEARS	rr_AverageAnnualReturnYear05	3.44%
10 YEARS	rr_AverageAnnualReturnYear10	3.20%

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[3]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[4]	For Class C shares, the CDSC is 0% after the first year.

Retirement Shares | AllianceBernstein Global Thematic Growth Fund
ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein Global Thematic Growth Fund (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases a 1%, 1-year CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein Global Thematic Growth Fund	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.33%	0.25%	0.20%	0.09%
Other Expenses	0.11%	0.10%	0.11%	0.11%
Total Other Expenses	0.44%	0.35%	0.31%	0.20%
Total Annual Fund Operating Expenses	1.50%	1.61%	1.32%	0.96%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein Global Thematic Growth Fund (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	153	[1]	164	134	98
After 3 Years	474		508	418	306
After 5 Years	818		876	723	531
After 10 Years	1,791		1,911	1,590	1,178
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 164% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund pursues opportunistic growth by investing in a global universe of companies in multiple industries that may benefit from innovation.

The Adviser employs a combination of "top-down" and "bottom-up" investment processes with the goal of identifying the most attractive securities worldwide, fitting into broader themes, which are developments that have broad effects across industries and companies. Drawing on the global fundamental and quantitative research capabilities of the Adviser, and its economists' macro-economic insights, the Adviser seeks to identify long-term economic or business trends that will affect multiple industries. The Adviser will assess the effects of these trends, in the context of the business cycle, on entire industries and on individual companies. Through this process, the Adviser intends to identify key investment themes, which will be the focus of the Fund's investments and which are expected to change over time based on the Adviser's research.

In addition to this "top-down" thematic approach, the Adviser will also use a "bottom-up" analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management. The Adviser normally considers a universe of approximately 2,600 mid- to large-capitalization companies worldwide for investment.

The Fund invests in securities issued by U.S. and non-U.S. companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund invests in both developed and emerging market countries. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The percentage of the Fund's assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. Investments in new, smaller or less-seasoned companies may offer more reward but may also entail more risk than is generally true of larger, established companies. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities, REITs and zero coupon bonds. Normally, the Fund invests in about 60-80 companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

IN NOVEMBER 2008, THE FUND IMPLEMENTED ITS CURRENT INVESTMENT OBJECTIVE AND POLICIES (PREVIOUSLY IT HAD INVESTED PRIMARILY IN TECHNOLOGY COMPANIES) AND ALSO CHANGED ITS NAME AND PORTFOLIO MANAGEMENT TEAM. ACCORDINGLY, THE PERFORMANCE SHOWN BELOW FOR PERIODS PRIOR TO NOVEMBER 2008 MAY NOT BE REPRESENTATIVE OF THE FUND'S PERFORMANCE UNDER ITS CURRENT INVESTMENT POLICIES.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -25.99%.
                              Calendar Year End (%)

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 34.39%, 4TH QUARTER, 2001; AND WORST QUARTER WAS DOWN -35.31%, 3RD QUARTER, 2001.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein Global Thematic Growth Fund	1 YEAR	5 YEARS	10 YEARS		Inception Date
CLASS A SHARES	17.43%	5.50%	(1.47%)	[1]
CLASS R SHARES	18.36%	5.47%	(1.56%)	[1]	Nov 3, 2003
CLASS K SHARES	18.69%	5.81%	(1.28%)	[1]	Mar 1, 2005
CLASS I SHARES	19.10%	6.15%	(0.97%)	[1]	Mar 1, 2005
MSCI AC World Index (Net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	12.67%	3.44%	3.20%	[1]
[1]	Inception date for Class R shares: 11/3/03, and for Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K, and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Retirement Shares | AllianceBernstein Global Thematic Growth Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.33%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
After 1 Year	rr_ExpenseExampleYear01	153	[2]
After 3 Years	rr_ExpenseExampleYear03	474
After 5 Years	rr_ExpenseExampleYear05	818
After 10 Years	rr_ExpenseExampleYear10	1,791
Annual Return 2001	rr_AnnualReturn2001	(25.88%)
Annual Return 2002	rr_AnnualReturn2002	(42.95%)
Annual Return 2003	rr_AnnualReturn2003	41.67%
Annual Return 2004	rr_AnnualReturn2004	4.93%
Annual Return 2005	rr_AnnualReturn2005	4.97%
Annual Return 2006	rr_AnnualReturn2006	8.12%
Annual Return 2007	rr_AnnualReturn2007	20.29%
Annual Return 2008	rr_AnnualReturn2008	(45.43%)
Annual Return 2009	rr_AnnualReturn2009	55.54%
Annual Return 2010	rr_AnnualReturn2010	18.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.31%)
1 YEAR	rr_AverageAnnualReturnYear01	17.43%
5 YEARS	rr_AverageAnnualReturnYear05	5.50%
10 YEARS	rr_AverageAnnualReturnYear10	(1.47%)	[3]
Retirement Shares | AllianceBernstein Global Thematic Growth Fund | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
After 1 Year	rr_ExpenseExampleYear01	164
After 3 Years	rr_ExpenseExampleYear03	508
After 5 Years	rr_ExpenseExampleYear05	876
After 10 Years	rr_ExpenseExampleYear10	1,911
1 YEAR	rr_AverageAnnualReturnYear01	18.36%
5 YEARS	rr_AverageAnnualReturnYear05	5.47%
10 YEARS	rr_AverageAnnualReturnYear10	(1.56%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2003
Retirement Shares | AllianceBernstein Global Thematic Growth Fund | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
After 1 Year	rr_ExpenseExampleYear01	134
After 3 Years	rr_ExpenseExampleYear03	418
After 5 Years	rr_ExpenseExampleYear05	723
After 10 Years	rr_ExpenseExampleYear10	1,590
1 YEAR	rr_AverageAnnualReturnYear01	18.69%
5 YEARS	rr_AverageAnnualReturnYear05	5.81%
10 YEARS	rr_AverageAnnualReturnYear10	(1.28%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | AllianceBernstein Global Thematic Growth Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
After 1 Year	rr_ExpenseExampleYear01	98
After 3 Years	rr_ExpenseExampleYear03	306
After 5 Years	rr_ExpenseExampleYear05	531
After 10 Years	rr_ExpenseExampleYear10	1,178
1 YEAR	rr_AverageAnnualReturnYear01	19.10%
5 YEARS	rr_AverageAnnualReturnYear05	6.15%
10 YEARS	rr_AverageAnnualReturnYear10	(0.97%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | AllianceBernstein Global Thematic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 164% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	164.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues opportunistic growth by investing in a global universe of companies in multiple industries that may benefit from innovation.

The Adviser employs a combination of "top-down" and "bottom-up" investment processes with the goal of identifying the most attractive securities worldwide, fitting into broader themes, which are developments that have broad effects across industries and companies. Drawing on the global fundamental and quantitative research capabilities of the Adviser, and its economists' macro-economic insights, the Adviser seeks to identify long-term economic or business trends that will affect multiple industries. The Adviser will assess the effects of these trends, in the context of the business cycle, on entire industries and on individual companies. Through this process, the Adviser intends to identify key investment themes, which will be the focus of the Fund's investments and which are expected to change over time based on the Adviser's research.

In addition to this "top-down" thematic approach, the Adviser will also use a "bottom-up" analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management. The Adviser normally considers a universe of approximately 2,600 mid- to large-capitalization companies worldwide for investment.

The Fund invests in securities issued by U.S. and non-U.S. companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund invests in both developed and emerging market countries. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The percentage of the Fund's assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. Investments in new, smaller or less-seasoned companies may offer more reward but may also entail more risk than is generally true of larger, established companies. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities, REITs and zero coupon bonds. Normally, the Fund invests in about 60-80 companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

IN NOVEMBER 2008, THE FUND IMPLEMENTED ITS CURRENT INVESTMENT OBJECTIVE AND POLICIES (PREVIOUSLY IT HAD INVESTED PRIMARILY IN TECHNOLOGY COMPANIES) AND ALSO CHANGED ITS NAME AND PORTFOLIO MANAGEMENT TEAM. ACCORDINGLY, THE PERFORMANCE SHOWN BELOW FOR PERIODS PRIOR TO NOVEMBER 2008 MAY NOT BE REPRESENTATIVE OF THE FUND'S PERFORMANCE UNDER ITS CURRENT INVESTMENT POLICIES.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -25.99%.
                              Calendar Year End (%)

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 34.39%, 4TH QUARTER, 2001; AND WORST QUARTER WAS DOWN -35.31%, 3RD QUARTER, 2001.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Retirement Shares | AllianceBernstein Global Thematic Growth Fund | MSCI AC World Index (Net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	12.67%
5 YEARS	rr_AverageAnnualReturnYear05	3.44%
10 YEARS	rr_AverageAnnualReturnYear10	3.20%	[3]

[1]	In some cases a 1%, 1-year CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.
[3]	Inception date for Class R shares: 11/3/03, and for Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K, and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011